EQUITY	12 Months Ended
Dec. 31, 2019
Equity [abstract]
EQUITY
EQUITY
The partnership’s capital structure is comprised of seven classes of partnership units: GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP units of the Operating Partnership and BPR Units. In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 in the first quarter of 2019 and Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 in the third quarter of 2019 (“Preferred Equity Units”).

a)	General and limited partnership units
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2019	2018	2017	2019	2018	2017
Outstanding, beginning of year	139	139	139	424,198	254,989	260,222
Issued on August 28, 2018 for the acquisition of GGP	—	—	—	—	109,702	—
Exchange LP Units exchanged	—	—	—	425	7,770	285
BPR Units exchanged	—	—	—	36,316	56,166	—
Distribution reinvestment program	—	—	—	257	175	181
Issued under unit-based compensation plan	—	—	—	858	57	215
Repurchases of LP Units	—	—	—	(22,252)	(4,661)	(5,914)
Outstanding, end of year	139	139	139	439,802	424,198	254,989

b)	Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 432,649,105 Redeemable/Exchangeable Partnership Units outstanding at December 31, 2019, 2018 and 2017.

Special limited partnership units
Brookfield Property Special L.P. (“Special LP”) is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at December 31, 2019, 2018 and 2017.

c)	Limited partnership units of Brookfield Office Properties Exchange LP
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing June 9, 2021, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, beginning of year	3,308	11,078	11,363
Exchange LP Units exchanged (1)	(425)	(7,770)	(285)
Outstanding, end of year	2,883	3,308	11,078

(1)
Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d)	FV LTIP units of the Operating Partnership
The partnership issued units under the Brookfield Property L.P. FV LTIP Unit Plan (“FV LTIP Units”) to certain participants in 2019. Each FV LTIP unit will vest over a period of five years and is redeemable for LP Units, BPR Units or a cash payment subject to a conversion adjustment. There were 1,156,114 FV LTIP Units outstanding at December 31, 2019.

e)	Class A shares of Brookfield Property REIT Inc.
BPR Units were issued to former GGP common shareholders who elected to receive BPR Units as consideration. Each BPR Unit is structured to provide an economic return equivalent to an LP Unit. The holder of a BPR Unit has the right, at any time, to request the share be redeemed for cash equivalent to the value of an LP Unit. In the event the holder of a BPR Unit exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with an LP Unit rather than cash. As a result, BPR Units participate in earnings and distribution on a per unit basis equivalent to the per unit participation of LP Units. The partnership presents BPR Units as a component of non-controlling interest.

The following table presents changes to the BPR Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, beginning of year	106,090	—	—
Issued on August 28, 2018 for the acquisition of GGP	—	162,324	—
BPR Units exchanged(1)	(36,316)	(56,166)	—
Repurchase of BPR Units	(5,724)	—	—
Forfeitures	(25)	(68)	—
Outstanding, end of year	64,025	106,090	—

(1)	Represents BPR Units that have been exchanged for LP Units. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPR Units.

f)	Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 and 2 (“Preferred Equity Units”)
During the year ended December 31, 2019, the partnership issued 7,360,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 at $25.00 per unit at a coupon rate of 6.5% and 10,000,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 at $25.00 per unit at a coupon rate of 6.375%. In total $434 million of gross proceeds were raised and $14 million in underwriting and issuance costs were incurred. At December 31, 2019, Preferred Equity Units had a total carrying value of $420 million.

g)	Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2019	2018	2017
Limited partners	$573	$410	$301
Holders of:
Redeemable/exchangeable partnership units	574	545	510
Special LP Units	6	6	6
Exchange LP Units	4	9	13
FV LTIP of the Operating Partnership	1	—	—
BPR Units	108	89	—
Total distributions	$1,266	$1,059	$830
Per unit(1)	$1.32	$1.26	$1.18

(1)	Per unit outstanding on the record date for each.

h)	Earnings per Unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Net income attributable to limited partners	$884	$764	$136
Income reallocation related to mandatorily convertible preferred shares	80	98	22
Less: Preferred equity dividend	(15)	—	—
Net income attributable to limited partners - basic	949	862	158
Dilutive effect of conversion of preferred shares and options(1)	8	35	—
Net income attributable to limited partners - diluted	$957	$897	$158

(Millions of units/shares)
Weighted average number of LP Units outstanding	431.3	307.7	256.0
Mandatorily convertible preferred shares	70.1	70.0	70.0
Weighted average number of LP Units outstanding - basic	501.4	377.7	326.0
Dilutive effect of conversion of preferred shares and options(1)	6.7	18.5	1.2
Weighted average number of LP Units outstanding - diluted	508.1	396.2	327.2

(1)	The effect of the conversion of preferred shares is anti-dilutive for the year ended December 31, 2017.